Financial Instruments - Summary of Analysis of Age of Trade Receivables (Detail) - Credit risk [member] - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade receivables	$ 1,140	$ 107
Less than 30 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade receivables	1,020	63
31 to 60 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade receivables	85	16
61 to 90 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade receivables	$ 35	9
Over 90 days past billing date [member]
Disclosure of detailed information about financial instruments [line items]
Analysis of the age of trade receivables		$ 19